Goodwill and Other Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2021
Goodwill and Other Intangible Assets
Schedule of goodwill and other intangible assets

	September 30, 2021	December 31, 2020
Identifiable intangibles on acquisition of InterMeccanica	$404,805	$407,751
Goodwill on acquisition of InterMeccanica	549,760	549,760
Other intangibles	11,956	11,956
	$966,521	$969,467